PROVISION FOR ENVIRONMENTAL REHABILITATION - Disclosure of provision for environmental rehabilitation (Details) - Provision for decommissioning, restoration and rehabilitation costs [Member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance at January 1	$ 169,570	$ 145,786
Change in estimates	(10,355)	1,481
Accretion	2,862	2,780
Settlements	(6,065)	(949)
PER from Cariboo acquisition		20,027
Foreign exchange differences	(361)	445
Ending balance at December 31	155,651	169,570
Gibraltar mine [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance at January 1	161,993	139,690
Change in estimates	(18,709)	445
Accretion	2,862	2,780
Settlements	(6,065)	(949)
PER from Cariboo acquisition		20,027
Foreign exchange differences	0	0
Ending balance at December 31	140,081	161,993
Florence Copper [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance at January 1	7,577	6,096
Change in estimates	8,354	1,036
Accretion	0	0
Settlements	0	0
PER from Cariboo acquisition		0
Foreign exchange differences	(361)	445
Ending balance at December 31	$ 15,570	$ 7,577